PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment

	December 31,
	2011	2012	2012
	RMB	RMB	US$

Leasehold improvements	2,013,896	2,484,708	398,823
Hotel fixtures and equipment	305,844	401,193	64,396
Motor vehicles	550	550	88
Construction in progress	35,223	40,865	6,559
Total property and equipment	2,355,513	2,927,316	469,866
Less: Accumulated depreciation and amortization	(654,082)	(956,553)	(153,537)
Total property and equipment, net	1,701,431	1,970,763	316,329

Schedule of Property and Equipment, Depreciation

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Hotel operating costs	178,279	241,020	314,189	50,431
Sales and marketing expenses	37	38	31	5
General and administrative expenses	2,447	4,233	5,759	924
Total depreciation and amortization expense	180,763	245,291	319,979	51,360